Property and Equipment Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation of property and equipment	¥ 36,872	$ 5,273	¥ 37,994	¥ 53,683
Loss on disposal of property and equipment and impairment loss	¥ 0		¥ 0	¥ 0